Inventory	12 Months Ended
Dec. 31, 2013
Inventory

5. Inventory

Inventory consisted of the following:

	December 31,
	2012	2013
Raw materials and work in progress	$5,733,393	$3,310,501
Finished goods and merchandise goods	16,886,481	13,336,559

	$22,619,874	$16,647,060

As of December 31, 2012 and 2013, a portion of finished goods and merchandise goods and certain raw materials and work in process inventory were in excess of the Group’s current requirements based on the recent level of sales. The Group recorded inventory write-downs of $445,299, $270,902 and $3,856,608 for the years ended December 31, 2011, 2012 and 2013, respectively.